Segment Information (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) segment	Dec. 31, 2015 CNY (¥) segment	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Segment Information
Number of reportable segments | segment	3	3
Segment information
Net sales	$ 408,408,895	¥ 2,652,043,999	¥ 2,433,820,369	¥ 2,254,970,152
Profit (loss) before tax	26,457,774	171,806,198	105,614,198	106,678,342
Interest income	1,954,891	12,694,278	2,707,003	3,850,272
Interest expense	14,700,699	95,460,460	102,884,972	91,158,982
Income tax expense	6,614,443	42,951,549	26,403,549	27,150,033
Identifiable assets	476,009,815		3,295,335,194	2,933,556,176	¥ 3,091,017,348
Capital expenditure	3,194,957	20,746,773	70,625,151	188,603,062
Depreciation and amortization	$ 20,252,398	131,510,968	130,003,215	112,713,304
Corn-base edible alcohol and its by-products
Segment information
Net sales		2,519,435,448	2,349,479,253	2,249,552,806
Profit (loss) before tax		178,935,982	106,563,659	107,849,762
Interest income		12,694,278	2,707,003	3,850,272
Interest expense		95,460,460	102,884,972	91,158,982
Income tax expense		43,474,307	26,057,689	27,150,033
Identifiable assets			2,939,857,073	2,627,430,265	2,761,828,032
Capital expenditure		15,225,406	30,906,718	12,371,997
Depreciation and amortization		116,444,296	117,798,451	111,101,216
CPE
Segment information
Net sales		129,753,632	76,990,402	5,004,607
Profit (loss) before tax		(238,451)	(2,332,900)	(883,268)
Income tax expense		1,232,439
Identifiable assets			273,931,236	230,307,062	325,950,439
Capital expenditure		5,521,367	36,760,523	146,075,937
Depreciation and amortization		14,245,229	9,620,259	1,208,774
Foam insulation
Segment information
Net sales		2,854,919	7,350,714	412,739
Profit (loss) before tax		(6,891,333)	1,383,439	(288,152)
Income tax expense		(1,755,197)	345,860
Identifiable assets			81,546,885	75,818,849	¥ 3,238,877
Capital expenditure			2,957,910	30,155,128
Depreciation and amortization		¥ 821,443	¥ 2,584,505	¥ 403,314